Right-of-Use Assets (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-Use Assets [Abstract]
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information related to operating leases were as follows:

	For the years ended June 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$588,878	$967,963	$842,929

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to operating leases were as follows:

	As of June 30,
	2025	2024
Operating lease right-of-use assets, net	$1,976,410	$2,473,165

Operating lease liabilities, current	$613,447	$584,591
Operating lease liabilities, non-current	1,719,509	2,299,697
Total operating lease liabilities	$2,332,956	$2,884,288

Weighted average remaining lease term of operating leases	3.58 years	4.54 years
Weighted average discount rate of operating leases	4.65%	4.65%

Schedule of Company’s Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating
Leases
By June 30, 2026	$708,954
By June 30, 2027	670,571
By June 30, 2028	690,656
By June 30, 2029	471,991
Total lease payment	2,542,172
Less: imputed interest	(209,216)
Present value of operating lease liabilities	2,332,956
Less: current obligation	(613,447)
Long-term obligation at June 30, 2025	$1,719,509